SHARE CAPITAL (Details)	1 Months Ended									6 Months Ended				6 Months Ended			2 Months Ended	6 Months Ended
	Jun. 30, 2014 USD ($)	May 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	May 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 ILS	Dec. 31, 2013 ILS	Jun. 30, 2014 Minimum [Member] USD ($)	Jun. 30, 2014 Maximum [Member] USD ($)	Jun. 30, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 08, 2014 Cantor Sales Agreement [Member] USD ($)	Jun. 30, 2014 Cantor Sales Agreement [Member] USD ($)	Mar. 22, 2013 Cantor Sales Agreement [Member] USD ($)	Mar. 22, 2013 Cantor Sales Agreement [Member] ILS
Share Capital [Line Items]
Ordinary shares, par value per share												0.6	0.6							0.6
Aggregate offering price																			$ 5,900,000
Stock sold in agreement																		749,249
Proceeds from sale of stock																		3,051,000
Issuance expenses	45,000	8,000	9,000	33,000	34,000	24,000	300	11,000	144,000								54,000	95,000
Stock granted																51,000
Stock options granted to employees										55,000
Stock options granted, weighted average exercise price														$ 4.35	$ 5.16
Vesting period										4 years
Expected volatility														1.13%	1.17%
Risk-free interest														2.13%	2.27%
Dividend yield										0.00%
Expected life in years										6 years 3 months
Options forfeiture rate										10.00%
Share-based compensation										$ 471,000	$ 467,000